Financial Instruments and Fair Value Measurements - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	$ 18,359	$ 18,088
Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, current	(18,400)
Contingent consideration	18,359	18,088
Level 3 | Recurring Basis | Accrued and Other Liabilities, Current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, current	$ (18,400)	(8,200)
Level 3 | Recurring Basis | Other Long-Term Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, noncurrent		$ 9,900
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	0.00%
Minimum | Valuation, Income Approach | Discount Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones	0.065
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	100.00%
Maximum | Valuation, Income Approach | Discount Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones	0.066